UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

HIGH YIELD BOND FUND

SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

STRATEGIC BOND FUND

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES - 87.6%
Aerospace & Defense - 1.7%
$1,875,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	$1,987,500
4,475,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	4,497,375
	L-3 Communications Corp., Senior Subordinated Notes:
2,125,000	7.625% due 6/15/12	2,204,687
7,675,000	6.375% due 10/15/15	7,598,250
	Sequa Corp., Senior Notes:
1,750,000	9.000% due 8/1/09	1,881,250
3,320,000	Series B, 8.875% due 4/1/08	3,477,700

	Total Aerospace & Defense	21,646,762

Airlines - 0.2%
1,380,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	1,384,982
	Continental Airlines Inc., Pass-Through Certificates:
535,769	Series 974C, 6.800% due 7/2/07	507,854
367,573	Series 1998-1, Class C, 6.541% due 3/15/08	346,418

	Total Airlines	2,239,254

Auto Components - 0.9%
3,000,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,640,000
875,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	964,688
	Tenneco Automotive Inc.:
1,225,000	Senior Secured Notes, Series B, 10.250% due 7/15/13	1,365,875
2,850,000	Senior Subordinated Notes, 8.625% due 11/15/14	2,864,250
	TRW Automotive Inc.:
2,406,000	Senior Notes, 9.375% due 2/15/13	2,613,517
168,000	Senior Subordinated Notes, 11.000% due 2/15/13	188,580
980,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	813,400

	Total Auto Components	11,450,310

Automobiles - 2.7%
	Ford Motor Co.:
	Debentures:
1,000,000	6.625% due 10/1/28	675,000
1,350,000	8.900% due 1/15/32	1,066,500
30,925,000	Notes, 7.450% due 7/16/31	23,116,437
950,000	Senior Notes, 4.950% due 1/15/08	885,650
	General Motors Corp., Senior Debentures:
2,400,000	8.250% due 7/15/23	1,740,000
8,710,000	8.375% due 7/15/33	6,423,625

	Total Automobiles	33,907,212

Building Products - 0.9%
	Associated Materials Inc.:
1,475,000	Senior Discount Notes, step bond to yield 10.640% due 3/1/14	855,500
50,000	Senior Subordinated Notes, 9.750% due 4/15/12	52,125
1,015,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	1,093,663
9,245,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	9,453,012

	Total Building Products	11,454,300

Capital Markets - 0.6%
3,499,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,892,638

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Capital Markets (continued)
$3,420,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	$3,505,500

	Total Capital Markets	7,398,138

Chemicals - 4.3%
1,200,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	1,276,500
2,100,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (a)(b)(c)	36,750
3,525,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,833,437
2,990,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	3,117,075
	FMC Corp.:
675,000	Medium-Term Notes, Series A, 7.000% due 5/15/08	690,518
1,325,000	Senior Debentures, 7.750% due 7/1/11	1,384,375
2,125,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	2,093,125
	Huntsman International LLC:
1,150,000	Senior Notes, 9.875% due 3/1/09	1,207,500
	Senior Subordinated Notes:
2,641,000	10.125% due 7/1/09	2,720,230
650,000	7.875% due 1/1/15 (d)	659,750
775,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	891,250
3,450,000	Innophos Inc., 8.875% due 8/15/14	3,605,250
	Lyondell Chemical Co., Senior Secured Notes:
780,000	9.500% due 12/15/08	815,100
475,000	11.125% due 7/15/12	523,688
925,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,015,187
4,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	4,646,687
6,270,000	Montell Finance Co. BV, 8.100% due 3/15/27 (d)	6,113,250
400,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	418,000
8,275,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	7,737,125
650,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	676,000
	Resolution Performance Products LLC:
900,000	Secured Notes, 8.000% due 12/15/09	931,500
3,200,000	Senior Subordinated Notes, 13.500% due 11/15/10	3,436,000
1,150,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	1,201,750
	Rhodia SA:
	Senior Notes:
250,000	7.625% due 6/1/10	255,000
617,000	10.250% due 6/1/10	694,896
3,391,000	Senior Subordinated Notes, 8.875% due 6/1/11	3,509,685

	Total Chemicals	53,489,628

Commercial Services & Supplies - 2.5%
	Allied Waste North America Inc.:
	Senior Notes, Series B:
75,000	8.500% due 12/1/08	79,219
4,342,000	9.250% due 9/1/12	4,705,642
2,400,000	7.250% due 3/15/15	2,460,000
2,950,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	2,935,250
725,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	779,375
2,425,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15	2,467,437
	Cenveo Corp.:
2,150,000	Senior Notes, 9.625% due 3/15/12	2,324,688
3,000,000	Senior Subordinated Notes, 7.875% due 12/1/13	2,947,500
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	76,219
5,200,000	Senior Subordinated Notes, 6.250% due 3/15/13	5,141,500

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Commercial Services & Supplies (continued)
$4,675,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	$4,885,375
2,870,961	Employee Solutions Inc., Series B, 10.000% due 4/15/10 (a)(c)	287
1,900,000	IKON Office Solutions Inc., 7.750% due 9/15/15	1,971,250
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (a)(b)	4,000

	Total Commercial Services & Supplies	30,777,742

Communications Equipment - 0.8%
11,225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	10,186,688

Computers & Peripherals - 0.9%
3,650,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	3,809,687
	SunGard Data Systems Inc.:
3,475,000	Senior Notes, 9.125% due 8/15/13 (d)	3,692,187
3,325,000	Senior Subordinated Notes, 10.250% due 8/15/15 (d)	3,516,188

	Total Computers & Peripherals	11,018,062

Construction Materials - 0.2%
2,425,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13	2,509,875

Containers & Packaging - 2.6%
2,900,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	3,204,500
	Graphic Packaging International Corp.:
2,900,000	Senior Notes, 8.500% due 8/15/11	2,885,500
2,775,000	Senior Subordinated Notes, 9.500% due 8/15/13	2,608,500
3,425,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	3,377,906
3,325,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,532,812
	Owens-Brockway Glass Container Inc.:
	Senior Notes:
650,000	8.250% due 5/15/13	682,500
800,000	6.750% due 12/1/14	786,000
3,775,000	Senior Secured Notes, 7.750% due 5/15/11	3,954,312
200,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	203,500
	Pliant Corp.:
980,846	Senior Secured Notes, 11.625% due 6/15/09 (b)	1,103,452
900,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	951,750
825,000	Senior Subordinated Notes, 13.000% due 6/1/10 (b)	342,375
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	1,687,750
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
1,625,000	9.750% due 2/1/11	1,677,813
3,175,000	8.375% due 7/1/12	3,143,250
75,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	70,125
	Tekni-Plex Inc.:
325,000	Senior Secured Notes, 9.750% due 11/15/13 (d)	307,125
2,525,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	1,641,250

	Total Containers & Packaging	32,160,420

Diversified Consumer Services - 0.3%
3,225,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (d)	3,362,063

Diversified Financial Services - 8.3%
	Alamosa Delaware Inc.:
1,362,000	Senior Discount Notes, 12.000% due 7/31/09	1,474,365
	Senior Notes:
1,527,000	11.000% due 7/31/10	1,706,423
550,000	8.500% due 1/31/12	595,375

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Diversified Financial Services (continued)
$2,225,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	$2,119,312
2,525,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	2,525,000
400,000	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (d)(e)	412,000
15,820,000	Dow Jones CDX HY, Series 6-T3, 8.125% due 6/29/11 (d)	15,642,025
	Ford Motor Credit Co., Notes:
12,950,000	6.625% due 6/16/08	12,263,119
875,000	7.875% due 6/15/10	820,995
	General Motors Acceptance Corp.:
30,430,000	Bonds, 8.000% due 11/1/31	28,834,738
3,370,000	Notes, 6.875% due 8/28/12	3,112,765
1,343,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,448,761
5,229,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	5,817,262
4,125,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	4,269,375
1,838,694	Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (d)	919,347
2,700,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (d)	2,693,250
10,518,780	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.652% due 6/15/15 (d)	10,654,178
3,490,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.490% due 10/1/15	2,565,150
5,490,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	5,640,975

	Total Diversified Financial Services	103,514,415

Diversified Telecommunication Services - 2.5%
1,870,000	Cincinnati Bell Inc., 7.000% due 2/15/15	1,860,650
740,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (d)	736,300
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
1,275,000	9.750% due 10/1/09	1,316,438
2,625,000	10.500% due 11/1/10	2,775,937
2,975,000	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (d)	2,075,062
1,305,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,380,038
	Qwest Communications International Inc., Senior Notes:
575,000	7.500% due 2/15/14	595,125
3,285,000	Series B, 7.500% due 2/15/14	3,399,975
	Qwest Corp.:
	Debentures:
1,027,000	7.500% due 6/15/23	1,048,824
11,608,000	6.875% due 9/15/33	11,201,720
3,175,000	Notes, 8.875% due 3/15/12	3,563,937
8,000,000 MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	710,092
1,750,000	World Access Inc., Senior Notes, 13.250% due 1/15/08 (b)	96,250

	Total Diversified Telecommunication Services	30,760,348

Electric Utilities - 2.6%
975,000	AES Corp., Senior Notes, 8.750% due 6/15/08	1,021,312
2,225,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (d)	2,450,281
	Edison Mission Energy, Senior Notes:
1,475,000	10.000% due 8/15/08	1,585,625
3,075,000	7.730% due 6/15/09	3,167,250
3,850,000	9.875% due 4/15/11	4,369,750
2,275,000	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	2,172,625

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Electric Utilities (continued)
	Mirant Americas Generation LLC, Senior Notes:
$5,550,000	8.300% due 5/1/11	$5,772,000
4,075,000	9.125% due 5/1/31	4,360,250
	Reliant Energy Inc., Senior Secured Notes:
1,875,000	9.250% due 7/15/10	1,886,719
5,600,000	9.500% due 7/15/13	5,635,000

	Total Electric Utilities	32,420,812

Electronic Equipment & Instruments - 0.4%
1,920,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	1,891,200
	Muzak LLC/Muzak Finance Corp.:
3,375,000	Senior Notes, 10.000% due 2/15/09	2,953,125
800,000	Senior Subordinated Notes, 9.875% due 3/15/09	441,000

	Total Electronic Equipment & Instruments	5,285,325

Energy Equipment & Services - 0.8%
3,542,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (d)	3,630,550
1,175,000	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15	1,151,500
	Hanover Compressor Co., Senior Notes:
1,350,000	8.625% due 12/15/10	1,422,563
1,275,000	9.000% due 6/1/14	1,377,000
1,500,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,552,500
925,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	943,500

	Total Energy Equipment & Services	10,077,613

Food & Staples Retailing - 0.6%
	Jean Coutu Group (PJC) Inc.:
1,075,000	Senior Notes, 7.625% due 8/1/12	1,050,813
3,850,000	Senior Subordinated Notes, 8.500% due 8/1/14	3,551,625
	Rite Aid Corp.:
600,000	Notes, 7.125% due 1/15/07	606,750
125,000	Senior Secured Notes, 7.500% due 1/15/15	121,875
2,550,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10	2,616,937

	Total Food & Staples Retailing	7,948,000

Food Products - 1.5%
1,600,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	1,704,000
1,343,679	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	1,402,345
2,600,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	2,759,250
	Doane Pet Care Co.:
1,075,000	Senior Notes, 10.750% due 3/1/10	1,169,063
1,600,000	Senior Subordinated Notes, 10.625% due 11/15/15	1,704,000
	Dole Food Co. Inc.:
2,525,000	Debentures, 8.750% due 7/15/13	2,493,437
	Senior Notes:
1,950,000	8.625% due 5/1/09	1,969,500
450,000	7.250% due 6/15/10	426,375
631,000	8.875% due 3/15/11	627,845
3,750,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	3,731,250

	Total Food Products	17,987,065

Health Care Equipment & Supplies - 0.4%
3,550,000	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13	3,807,375

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Health Care Equipment & Supplies (continued)
$675,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	$715,500

	Total Health Care Equipment & Supplies	4,522,875

Health Care Providers & Services - 5.2%
3,850,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,081,000
3,230,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	3,145,213
5,400,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	5,454,000
	Extendicare Health Services Inc.:
1,425,000	Senior Notes, 9.500% due 7/1/10	1,512,281
3,975,000	Senior Subordinated Notes, 6.875% due 5/1/14	4,114,125
3,425,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	3,639,062
	HCA Inc.:
1,125,000	6.500% due 2/15/16	1,101,664
2,725,000	7.500% due 12/15/23	2,659,908
	Debentures:
202,000	8.360% due 4/15/24	212,810
2,700,000	7.050% due 12/1/27	2,476,337
	Notes:
3,625,000	6.375% due 1/15/15	3,546,247
875,000	7.690% due 6/15/25	869,551
4,650,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,673,250
500,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	277,500
2,175,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	2,468,625
2,700,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	2,706,750
	Psychiatric Solutions Inc., Senior Subordinated Notes:
1,075,000	10.625% due 6/15/13	1,206,688
1,075,000	7.750% due 7/15/15	1,099,188
	Tenet Healthcare Corp., Senior Notes:
4,850,000	7.375% due 2/1/13	4,449,875
6,840,000	9.875% due 7/1/14	6,959,700
675,000	9.500% due 2/1/15 (d)	678,375
1,625,000	6.875% due 11/15/31	1,306,094
5,425,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	5,370,750

	Total Health Care Providers & Services	64,008,993

Hotels, Restaurants & Leisure - 8.1%
100,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	103,000
3,075,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	3,082,687
	Caesars Entertainment Inc.:
3,700,000	Senior Notes, 7.000% due 4/15/13	3,859,081
	Senior Subordinated Notes:
375,000	9.375% due 2/15/07	387,656
2,800,000	8.875% due 9/15/08	3,003,000
2,600,000	8.125% due 5/15/11	2,840,500
850,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	858,500
125,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (d)	126,250
550,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (d)	584,375
6,475,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.748% due 3/15/14	4,985,750
2,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,775,313
3,060,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	2,998,800
4,275,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,285,687

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
$4,125,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	$4,404,889
297,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	300,713
4,155,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,508,175
4,585,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,550,612
2,160,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	2,284,200
3,725,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,594,625
2,150,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	2,171,500
	MGM MIRAGE Inc.:
	Senior Notes:
3,750,000	6.750% due 9/1/12	3,764,062
1,025,000	5.875% due 2/27/14	971,188
1,225,000	6.625% due 7/15/15	1,211,219
	Senior Subordinated Notes:
1,750,000	9.750% due 6/1/07	1,830,938
66,000	9.375% due 2/15/10	71,940
2,275,000	8.375% due 2/1/11	2,411,500
675,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	689,344
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,850,000	7.125% due 8/15/14	2,885,625
2,425,000	6.875% due 2/15/15	2,421,969
4,750,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	4,773,750
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
2,425,000	8.250% due 3/15/12	2,552,313
2,150,000	8.750% due 10/1/13	2,327,375
2,525,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	2,581,813
1,375,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,395,625
	Six Flags Inc., Senior Notes:
1,100,000	9.750% due 4/15/13	1,113,750
3,225,000	9.625% due 6/1/14	3,265,312
4,900,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	5,353,250
6,075,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	6,135,750
2,425,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	2,534,125

	Total Hotels, Restaurants & Leisure	99,996,161

Household Durables - 1.2%
326,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	311,330
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(c)	0
	Interface Inc.:
725,000	Senior Notes, 10.375% due 2/1/10	797,500
3,200,000	Senior Subordinated Notes, 9.500% due 2/1/14	3,296,000
2,695,000	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	2,670,381
1,450,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,515,250
760,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 11.070% due 9/1/12	604,200
4,375,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,593,750
700,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	753,375

	Total Household Durables	14,541,786

Household Products - 0.4%
	Spectrum Brands Inc., Senior Subordinated Notes:
3,000,000	8.500% due 10/1/13	2,790,000
150,000	7.375% due 2/1/15	131,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Household Products (continued)
$2,650,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (d)	$2,544,133

	Total Household Products	5,465,383

Independent Power Producers & Energy Traders - 3.9%
2,380,000	Aes China Generating Co., Class A, 8.250% due 6/26/10	2,394,992
	AES Corp., Senior Notes:
1,150,000	9.500% due 6/1/09	1,244,875
3,200,000	9.375% due 9/15/10	3,504,000
1,025,000	8.875% due 2/15/11	1,109,563
3,920,000	7.750% due 3/1/14	4,135,600
	Calpine Corp.:
2,250,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)(d)	2,075,625
1,960,000	Senior Secured Notes, 8.750% due 7/15/13 (b)(d)	1,808,100
2,925,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (b)	3,217,500
	Dynegy Holdings Inc.:
	Second Priority Senior Secured Notes:
3,475,000	9.875% due 7/15/10 (d)	3,826,253
1,950,000	10.125% due 7/15/13 (d)	2,236,552
	Senior Debentures:
6,325,000	7.125% due 5/15/18	5,819,000
2,975,000	7.625% due 10/15/26	2,737,000
	NRG Energy Inc., Senior Notes:
2,100,000	7.250% due 2/1/14	2,139,375
11,675,000	7.375% due 2/1/16	11,952,281

	Total Independent Power Producers & Energy Traders	48,200,716

Industrial Conglomerates - 0.4%
2,592,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	2,851,200
1,600,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	1,516,000

	Total Industrial Conglomerates	4,367,200

Internet & Catalog Retail - 0.1%
1,637,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,632,908

IT Services - 0.5%
	Iron Mountain Inc., Senior Subordinated Notes:
2,100,000	8.625% due 4/1/13	2,194,500
3,920,000	7.750% due 1/15/15	3,969,000
150,000	6.625% due 1/1/16	141,750

	Total IT Services	6,305,250

Machinery - 1.1%
	Case New Holland Inc., Senior Notes:
1,950,000	9.250% due 8/1/11	2,091,375
675,000	7.125% due 3/1/14 (d)	669,937
3,350,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (d)	3,576,125
2,265,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	2,491,500
1,275,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.823% due 4/15/14	1,045,500
525,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	551,251
	Terex Corp.:
96,000	Senior Subordinated Notes, 7.375% due 1/15/14	98,880
2,400,000	Senior Subordinated Notes, Series B, 10.375% due 4/1/11	2,544,000
975,000	Wolverine Tube Inc., Senior Notes, 7.375% due 8/1/08 (d)	775,125

	Total Machinery	13,843,693

Media - 10.5%
3,500,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (d)	3,631,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Media (continued)
$2,800,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (d)	$2,758,000
1,750,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	1,767,500
4,978,210	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	5,127,556
	CBD Media Holdings LLC:
2,350,000	Senior Notes, 9.250% due 7/15/12	2,405,813
1,750,000	Senior Subordinated Notes, 8.625% due 6/1/11	1,782,813
	CCH I Holdings LLC, Senior Accreting Notes:
5,850,000	Step bond to yield 16.269% due 5/15/14	3,071,250
650,000	Step bond to yield 17.441% due 1/15/15	289,250
206,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 9.920% due 4/1/14	105,060
12,568,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	10,509,990
2,950,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (d)	3,038,500
	CSC Holdings Inc.:
	Debentures:
3,440,000	7.875% due 2/15/18	3,461,500
2,300,000	Series B, 8.125% due 8/15/09	2,386,250
175,000	Senior Debentures, 7.625% due 7/15/18	173,906
2,650,000	Senior Notes, 7.250% due 4/15/12 (d)	2,603,625
	Dex Media East LLC/Dex Media East Finance Co.:
1,025,000	Senior Notes, 9.875% due 11/15/09	1,099,313
494,000	Senior Notes, Series B, 12.125% due 11/15/12	566,865
	Dex Media Inc., Discount Notes:
2,320,000	Step bond to yield 8.367% due 11/15/13	1,972,000
4,375,000	Step bond to yield 17.992% due 11/15/13	3,718,750
1,675,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,861,344
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
1,154,000	8.375% due 3/15/13	1,237,665
9,775,000	6.375% due 6/15/15	9,701,687
	EchoStar DBS Corp., Senior Notes:
6,150,000	6.625% due 10/1/14	5,973,187
5,100,000	7.125% due 2/1/16 (d)	5,042,625
2,850,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	2,443,875
1,500,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (e)	1,531,875
1,125,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	950,625
2,500,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,500,000
2,350,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	2,549,750
1,200,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	1,284,000
2,875,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	2,860,625
1,410,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 11.363% due 4/1/13	1,163,250
3,358,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	3,290,840
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,275,000	Series A-1, 6.875% due 1/15/13 (d)	1,198,500
2,600,000	Series A-2, 6.875% due 1/15/13 (d)	2,444,000
6,550,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (d)	6,844,750
2,350,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (d)	2,617,312

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Media (continued)
$1,050,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	$1,107,750
	Rainbow National Services LLC:
1,575,000	Senior Notes, 8.750% due 9/1/12 (d)	1,685,250
2,750,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (d)	3,093,750
	Rogers Cable Inc.:
875,000	Senior Second Priority Debentures, 8.750% due 5/1/32	1,041,250
1,710,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,752,750
4,550,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,663,750
3,700,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	3,811,000
925,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	909,969
	Yell Finance BV:
1,715,000	Senior Discount Notes, step bond to yield 13.495% due 8/1/11	1,779,313
1,248,000	Senior Notes, 10.750% due 8/1/11	1,343,160
3,450,000	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	3,199,875

	Total Media	130,352,918

Metals & Mining - 0.7%
3,325,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	3,682,438
1,125,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	1,115,415
2,350,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	2,573,250
450,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (d)	472,500
4,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (a)(b)(c)	0
475,000	Vale Overseas Ltd., 6.250% due 1/11/16	469,656

	Total Metals & Mining	8,313,259

Multiline Retail - 0.6%
2,425,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	2,328,000
3,465,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (d)	3,698,888
1,400,000	Saks Inc., Notes, 9.875% due 10/1/11	1,554,000

	Total Multiline Retail	7,580,888

Office Electronics - 0.4%
5,275,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	5,486,000

Oil, Gas & Consumable Fuels - 7.7%
2,347,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,429,145
	Chesapeake Energy Corp., Senior Notes:
5,875,000	7.500% due 6/15/14	6,183,437
975,000	6.625% due 1/15/16	977,438
333,000	6.875% due 1/15/16	337,163
3,125,000	6.250% due 1/15/18	3,070,313
4,627,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	4,985,592
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (a)(b)(c)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (a)(b)(c)	0
	El Paso Corp.:
	Medium-Term Notes:
275,000	7.375% due 12/15/12	281,188
5,600,000	7.800% due 8/1/31	5,656,000
3,265,000	7.750% due 1/15/32	3,305,812
5,600,000	Notes, 7.875% due 6/15/12	5,859,000
4,875,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,875,000
	Forest Oil Corp., Senior Notes:
650,000	8.000% due 6/15/08	677,625

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$3,175,000	8.000% due 12/15/11	$3,429,000
300,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	315,375
3,700,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	3,515,000
2,775,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (d)	2,858,250
	Massey Energy Co., Senior Notes:
2,700,000	6.625% due 11/15/10	2,760,750
2,025,000	6.875% due 12/15/13 (d)	1,994,625
4,150,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	4,264,125
	Petronas Capital Ltd.:
75,000	7.000% due 5/22/12 (d)	80,354
1,775,000	7.875% due 5/22/22 (d)	2,113,423
1,725,000	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,850,063
	Pogo Producing Co., Senior Subordinated Notes:
1,300,000	6.875% due 10/1/17	1,290,250
1,075,000	Series B, 8.250% due 4/15/11	1,122,031
675,000	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (d)	691,875
	Stone Energy Corp., Senior Subordinated Notes:
1,780,000	8.250% due 12/15/11	1,797,800
2,085,000	6.750% due 12/15/14	1,959,900
	Swift Energy Co.:
1,350,000	Senior Notes, 7.625% due 7/15/11	1,370,250
2,800,000	Senior Subordinated Notes, 9.375% due 5/1/12	3,003,000
	Vintage Petroleum Inc.:
800,000	Senior Notes, 8.250% due 5/1/12	851,000
2,950,000	Senior Subordinated Notes, 7.875% due 5/15/11	3,068,354
	Whiting Petroleum Corp., Senior Subordinated Notes:
3,100,000	7.250% due 5/1/12	3,103,875
2,425,000	7.000% due 2/1/14	2,412,875
	Williams Cos. Inc.:
	Notes:
4,625,000	7.875% due 9/1/21	4,995,000
3,675,000	8.750% due 3/15/32	4,318,125
3,350,000	Senior Notes, 7.625% due 7/15/19	3,584,500

	Total Oil, Gas & Consumable Fuels	95,387,513

Paper & Forest Products - 2.1%
	Abitibi-Consolidated Inc.:
4,110,000	Debentures, 8.850% due 8/1/30	3,709,275
1,375,000	Notes, 7.750% due 6/15/11	1,333,750
3,350,000	Senior Notes, 8.375% due 4/1/15	3,283,000
	Appleton Papers Inc.:
1,400,000	Senior Notes, 8.125% due 6/15/11	1,414,000
2,600,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,593,500
2,975,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	2,878,312
	Bowater Inc.:
1,750,000	Debentures, 9.500% due 10/15/12	1,863,750
1,025,000	Notes, 6.500% due 6/15/13	960,938
	Buckeye Technologies Inc., Senior Subordinated Notes:
1,595,000	9.250% due 9/15/08	1,602,975
1,275,000	8.000% due 10/15/10	1,236,750
3,325,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	3,358,250
1,010,000	Domtar Inc., Notes, 5.375% due 12/1/13	833,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Paper & Forest Products (continued)
$875,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	$818,125

	Total Paper & Forest Products	25,885,875

Personal Products - 0.6%
	DEL Laboratories Inc.:
1,875,000	Senior Secured Notes, 9.680% due 11/1/11 (d)(e)	1,931,250
1,400,000	Senior Subordinated Notes, 8.000% due 2/1/12	1,141,000
4,100,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	4,305,000

	Total Personal Products	7,377,250

Pharmaceuticals - 0.5%
2,300,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	2,288,500
3,900,000	Warner Chilcott Corp., Senior Subordinated Notes, 9.250% due 2/1/15 (d)	3,890,250

	Total Pharmaceuticals	6,178,750

Real Estate - 1.9%
820,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	891,750
3,275,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	3,602,500
	Host Marriott LP, Senior Notes:
4,675,000	7.125% due 11/1/13	4,780,187
3,150,000	6.750% due 6/1/16 (d)	3,161,813
1,375,000	Series I, 9.500% due 1/15/07	1,419,688
4,375,000	Series O, 6.375% due 3/15/15	4,325,781
	MeriStar Hospitality Corp., Senior Notes:
1,025,000	9.000% due 1/15/08	1,091,625
3,625,000	9.125% due 1/15/11	4,214,062

	Total Real Estate	23,487,406

Semiconductors & Semiconductor Equipment - 0.7%
	Amkor Technology Inc.:
	Senior Notes:
1,050,000	9.250% due 2/15/08	1,076,250
2,150,000	7.125% due 3/15/11	1,988,750
96,000	7.750% due 5/15/13	88,800
2,565,000	Senior Subordinated Notes, 10.500% due 5/1/09	2,526,525
3,215,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	3,022,100

	Total Semiconductors & Semiconductor Equipment	8,702,425

Specialty Retail - 0.9%
3,400,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	3,255,500
850,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (d)	875,500
1,925,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	1,925,000
1,625,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	1,436,094
1,479,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (a)(b)(c)	0
1,758,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	1,922,812
1,375,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,326,875

	Total Specialty Retail	10,741,781

Textiles, Apparel & Luxury Goods - 1.4%
3,600,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	3,420,000
	Levi Strauss & Co., Senior Notes:
975,000	9.740% due 4/1/12 (e)	1,014,000
1,775,000	12.250% due 12/15/12	2,025,719
3,450,000	9.750% due 1/15/15	3,648,375

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Textiles, Apparel & Luxury Goods (continued)
$2,225,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	$2,302,875
2,425,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15	2,370,437
2,675,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	2,755,250

	Total Textiles, Apparel & Luxury Goods	17,536,656

Trading Companies & Distributors - 0.2%
2,725,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 10.747% due 7/15/12	2,452,500

Wireless Telecommunication Services - 2.8%
2,450,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	2,578,625
	Centennial Communications Corp., Senior Notes:
2,550,000	10.740% due 1/1/13 (e)	2,652,000
3,550,000	10.125% due 6/15/13	3,896,125
1,750,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	1,793,750
1,075,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	1,230,875
	Nextel Communications Inc., Senior Notes:
11,400,000	Series D, 7.375% due 8/1/15	11,964,357
775,000	Series E, 6.875% due 10/31/13	800,252
3,100,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	3,340,250
	SBA Communications Corp.:
1,483,000	Senior Discount Notes, step bond to yield 9.742% due 12/15/11	1,423,680
574,000	Senior Notes, 8.500% due 12/1/12	640,010
3,725,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	4,088,187

	Total Wireless Telecommunication Services	34,408,111

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,087,067,610)	1,086,370,329

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(b)(c) (Cost - $3,293,488)	0

CONVERTIBLE BOND & NOTE - 0.1%
Wireless Telecommunication Services - 0.1%
725,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $405,029)	721,375

SHARES
COMMON STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.2%
8,696,430	Home Interiors of Gifts Inc. (a)(c)*	2,348,036
29,983	Mattress Discounters Corp. (a)(c)*	0

	Total Household Durables	2,348,036

Media - 0.5%
70,684	Liberty Global Inc., Series A Shares*	1,446,901
70,582	Liberty Global Inc., Series C Shares*	1,393,995
141,905	NTL Inc.*	4,130,855

	Total Media	6,971,751

	TOTAL CONSUMER DISCRETIONARY	9,319,787

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
2,752	Imperial Sugar Co.	$83,853

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
172,414	Continental AFA Dispensing Co. (a)(c)*	948,277

Machinery - 0.0%
20	Glasstech Inc. (a)(c)	0

	TOTAL INDUSTRIALS	948,277

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (a)(c)*	0

MATERIALS - 0.1%
Chemicals - 0.1%
125,973	Applied Extrusion Technologies Inc., Class A Shares (f)*	1,133,757

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc., Senior Notes*	12

Wireless Telecommunication Services - 0.4%
178,281	American Tower Corp., Class A Shares*	5,405,480

	TOTAL TELECOMMUNICATION SERVICES	5,405,492

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
5,243	Mirant Corp.*	131,075

	TOTAL COMMON STOCKS (Cost - $16,261,045)	17,022,241

ESCROWED SHARES(c) - 0.0%
4,000,000	Breed Technologies Inc. (a)*	0
2,000,000	Pillowtex Corp.*	0
1,324,028	Vlasic Foods International Inc. (a)*	26,481

	TOTAL ESCROWED SHARES (Cost - $0)	26,481

PREFERRED STOCK - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
33,300	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250% (b)	273,060

Media - 0.3%
2,957	Spanish Broadcasting System Inc., Series B, 10.750% (g)	3,200,952

	TOTAL CONSUMER DISCRETIONARY	3,474,012

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp., Class B Shares, 0.000% (a)(c)*	10
5,383	TCR Holdings Corp., Class C Shares, 0.000% (a)(c)*	6
14,191	TCR Holdings Corp., Class D Shares, 0.000% (a)(c)*	14
29,362	TCR Holdings Corp., Class E Shares, 0.000% (a)(c)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (a)(c)	0

	TOTAL PREFERRED STOCK (Cost - $3,812,971)	3,474,071

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 9.2%
Argentina - 0.4%
		Republic of Argentina:
3,850,000	EUR	9.000% due 4/26/06 (b)	$1,454,512
949,375		4.889% due 8/3/12 (e)	883,762
3,094,961	ARS	Discount Bonds, 5.830% due 12/31/33 (e)	1,193,899
		GDP Linked Securities:
14,061,495	ARS	0.000% due 12/15/35 (b)(e)	420,189
1,075,000	EUR	0.000% due 12/15/35 (e)	118,740
975,000	EUR	Medium-Term Notes, 9.000% due 5/24/05 (b)(d)	365,392

		Total Argentina	4,436,494

Brazil - 1.8%
		Federative Republic of Brazil:
200,000		7.875% due 3/7/15	216,350
1,610,000		12.250% due 3/6/30	2,455,250
462,000		11.000% due 8/17/40	592,631
		Collective Action Securities:
4,535,000		8.000% due 1/15/18	4,911,405
2,535,000		8.750% due 2/4/25	2,915,250
3,858,012		DCB, Series L, 5.250% due 4/15/12 (e)	3,857,048
		FLIRB, Series L:
3,674,999		5.188% due 4/15/09 (d)(e)	3,675,918
1,723,077		5.188% due 4/15/09 (e)	1,723,508
2,120,719		NMB, Series L, 5.250% due 4/15/09 (e)	2,120,719

		Total Brazil	22,468,079

Bulgaria - 0.1%
1,090,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	1,278,025

Chile - 0.1%
1,200,000		Republic of Chile, 5.500% due 1/15/13	1,201,896

China - 0.0%
610,000		People’s Republic of China, 4.750% due 10/29/13	585,797

Colombia - 0.5%
		Republic of Colombia:
2,460,000		10.750% due 1/15/13	3,062,700
80,000		8.125% due 5/21/24	89,800
2,155,000		10.375% due 1/28/33	3,022,387

		Total Colombia	6,174,887

Costa Rica - 0.0%
200,000		Republic of Costa Rica, 8.050% due 1/31/13 (d)	216,500

Ecuador - 0.2%
2,470,000		Republic of Ecuador, 9.000% due 8/15/30 (d)	2,497,788

El Salvador - 0.2%
		Republic of El Salvador:
1,650,000		7.750% due 1/24/23 (d)	1,835,625
330,000		8.250% due 4/10/32 (d)	374,550

		Total El Salvador	2,210,175

Indonesia - 0.0%
525,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	586,346

Malaysia - 0.1%
1,200,000		Federation of Malaysia, 8.750% due 6/1/09	1,313,447

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Mexico - 1.7%
	United Mexican States:
$1,695,000	11.375% due 9/15/16	$2,392,069
	Medium-Term Notes:
5,560,000	5.625% due 1/15/17	5,390,420
	Series A:
2,935,000	6.375% due 1/16/13	3,017,180
3,856,000	5.875% due 1/15/14	3,839,612
1,008,000	6.625% due 3/3/15	1,053,864
4,860,000	8.000% due 9/24/22	5,698,350

	Total Mexico	21,391,495

Panama - 0.3%
	Republic of Panama:
190,000	9.625% due 2/8/11	219,450
1,175,000	7.250% due 3/15/15	1,249,906
1,975,000	9.375% due 4/1/29	2,513,188

	Total Panama	3,982,544

Peru - 0.5%
	Republic of Peru:
45,000	9.875% due 2/6/15	53,325
1,260,000	8.750% due 11/21/33	1,406,475
	Global Bonds:
285,000	8.375% due 5/3/16	309,937
1,820,000	7.350% due 7/21/25	1,792,245
3,160,000	PDI, 5.000% due 3/7/17 (e)	3,009,900

	Total Peru	6,571,882

Philippines - 0.5%
	Republic of the Philippines:
25,000	8.375% due 3/12/09	26,922
675,000	8.250% due 1/15/14	732,797
400,000	8.000% due 1/15/16	431,240
325,000	9.375% due 1/18/17	379,437
1,495,000	10.625% due 3/16/25	1,940,697
1,775,000	9.500% due 2/2/30	2,110,031

	Total Philippines	5,621,124

Poland - 0.1%
1,315,000	Republic of Poland, Notes, 5.250% due 1/15/14	1,294,486

Russia - 1.2%
	Russian Federation:
1,177,778	8.250% due 3/31/10 (d)	1,246,236
1,225,000	11.000% due 7/24/18 (d)	1,757,875
10,425,000	5.000% due 3/31/30 (d)	11,425,149

	Total Russia	14,429,260

South Africa - 0.2%
	Republic of South Africa:
525,000	9.125% due 5/19/09	576,844
1,200,000	6.500% due 6/2/14	1,258,500

	Total South Africa	1,835,344

Turkey - 0.7%
	Republic of Turkey:
450,000	11.750% due 6/15/10	542,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Turkey (continued)
$1,700,000	7.250% due 3/15/15	$1,776,500
1,575,000	7.000% due 6/5/20	1,598,625
1,080,000	11.875% due 1/15/30	1,675,350
3,025,000	Collective Action Securities, Notes, 7.375% due 2/5/25	3,146,000

	Total Turkey	8,738,725

Ukraine - 0.1%
1,010,000	Republic of Ukraine, 7.650% due 6/11/13 (d)	1,060,500

Uruguay - 0.1%
	Republic of Uruguay, Benchmark Bonds:
750,000	7.250% due 2/15/11	784,687
415,000	7.500% due 3/15/15	434,713

	Total Uruguay	1,219,400

Venezuela - 0.4%
	Bolivarian Republic of Venezuela:
1,400,000	7.650% due 4/21/25	1,515,500
2,645,000	Collective Action Securities, Notes, 10.750% due 9/19/13	3,300,299
475,000	Par Bonds, Series A, 6.750% due 3/31/20	475,237

	Total Venezuela	5,291,036

	TOTAL SOVEREIGN BONDS (Cost - $104,535,330)	114,405,230

WARRANTS
WARRANTS - 0.1%
13,845	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	470,730
2,240	Brown Jordan International Inc., Expires 8/15/07(a)(d)*	20
16,537,951	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(a)(b)*	50
1,250	Leap Wireless International Inc., Expires 4/15/10(a)(c)(d)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(a)(c)(d)*	0
13,446	Pillowtex Corp., Expires 11/24/09(a)(c)*	67
2,500	UbiquiTel Inc., Expires 4/15/10(a)(c)(d)*	25
25,000	United Mexican States, Series XW05, Expires 11/9/06*	81,250
20,250	United Mexican States, Series XW10, Expires 10/10/06*	107,325
19,000	United Mexican States, Series XW20, Expires 9/1/06*	152,000

	TOTAL WARRANTS (Cost - $489,728)	811,467

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,215,865,201)	1,222,831,194

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.8%
$22,233,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $22,241,875; (Fully collateralized by U.S. government agency obligation, 5.400% due 3/17/21; Market value - $22,681,531) (Cost - $22,233,000) (h)	22,233,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.1%
1,147,953	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $1,147,953)	1,147,953

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,380,953)	23,380,953

	TOTAL INVESTMENTS - 100.5% (Cost - $1,239,246,154#)	1,246,212,147
	Liabilities in Excess of Other Assets - (0.5)%	(6,607,685)

	TOTAL NET ASSETS - 100.0%	$1,239,604,462

*	Non-income producing security.

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Illiquid security.

(b)	Security is currently in default.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(f)	All or a portion of this security is on loan (See Notes 1 and 2).

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principle.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
MXN	— Mexican Peso
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 48.6%
FHLMC - 5.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$977	11.750% due 7/1/15 (a)	$1,058
44,838	8.000% due 7/1/20 (a)	47,025
1,884,834	9.500% due 1/1/21 (a)(b)	2,051,968
702,361	5.728% due 7/1/32 (a)(b)	700,184
2,305,632	5.000% due 8/1/33 (a)	2,200,309
200,000	5.000% due 4/3/36 (c)(d)	190,313
	Gold:
2,685	7.500% due 5/1/07 (a)	2,718
366,614	6.000% due 7/1/10-7/1/29 (a)	367,932
73,622	7.000% due 5/1/11-8/1/11 (a)	75,802
1,198	8.250% due 4/1/17 (a)	1,271
11,668	8.000% due 12/1/19 (a)	12,236

	TOTAL FHLMC	5,650,816

FNMA - 34.3%
	Federal National Mortgage Association (FNMA):
1,569,189	6.000% due 9/1/11-6/1/29 (a)	1,585,773
42,415	12.500% due 9/20/15-1/15/16 (a)	46,822
62,225	12.000% due 1/1/16-1/15/16 (a)	68,360
759,640	8.500% due 8/1/19-10/1/30 (a)	811,574
1,158	11.500% due 9/1/19 (a)	1,268
13,296	10.500% due 8/1/20 (a)	14,976
2,500,000	5.000% due 4/3/21 (c)	2,437,500
12,500,000	5.500% due 4/3/21-4/3/36 (c)(d)	12,265,467
238,344	7.000% due 1/1/25 (a)	246,106
25,552	7.500% due 7/1/30-9/1/30 (a)	26,716
876,987	6.000% due 1/1/33 (a)(b)	878,083
11,200,000	5.000% due 4/3/36 (c)(d)	10,663,254
5,000,000	6.000% due 4/3/36 (c)	4,993,750
500,000	6.500% due 4/3/36 (c)	509,531

	TOTAL FNMA	34,549,180

GNMA - 8.7%
	Government National Mortgage Association (GNMA):
335,712	8.500% due 6/15/25 (a)	364,314
8,500,000	5.500% due 4/3/36 (c)(d)	8,417,652

	TOTAL GNMA	8,781,966

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $49,781,584)	48,981,962

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)	107,981
2,066,085	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (a)	354,603
1,075,043	Series 2670, Class IT, PAC IO, 5.000% due 12/15/09 (a)	9,727
3,036,208	Series 2686, Class QI, PAC IO, 5.500% due 1/15/23 (a)	104,757
	Federal National Mortgage Association (FNMA):
354,524	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30 (a)	357,320
22	Grantor Trust, Series 1998-T1, Class A, 5,830.000% due 12/28/28 (b)(e)	22
6,263	Series 2003-41, Class IA, IO, 5.000% due 3/25/09	6
880,362	Whole Loan, Series 2003-W19, Class 2A, 5.007% due 6/25/33 (a)(b)	889,226

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$775,148	Government National Mortgage Association (GNMA), Series 2003-79, Class PW, PAC, 5.500% due 5/20/09 (a)	$776,243

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,594,984)	2,599,885

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 49.2%
U.S. Government Agencies - 2.4%
500,000	Federal Home Loan Bank (FHLB), Senior Notes, 5.800% due 9/2/08	507,286
2,000,000	Federal National Mortgage Association (FNMA), Notes, 4.544% due 2/17/09 (b)	1,951,800

	Total U.S. Government Agencies	2,459,086

U.S. Government Obligations - 46.8%
	U.S. Treasury Notes:
6,500,000	2.875% due 11/30/06	6,418,243
10,000,000	3.375% due 2/15/08	9,742,970
12,300,000	3.375% due 11/15/08	11,868,540
1,500,000	3.500% due 11/15/09	1,434,845
1,000,000	5.750% due 8/15/10	1,036,758
4,000,000	4.000% due 2/15/14	3,772,816
4,000,000	4.000% due 2/15/15	3,749,844
9,500,000	4.250% due 8/15/15	9,052,835

	Total U.S. Government Obligations	47,076,851

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $50,772,754)	49,535,937

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,149,322)	101,117,784

SHORT-TERM INVESTMENTS - 44.1%
U.S. Government & Agency Obligations (f) - 34.8%
U.S. Government Agency - 10.0%
10,000,000	Federal Farm Credit Banks, Discount Notes, 4.515% due 4/12/06 (Cost - $9,988,750)	9,988,750

U.S. Government Obligations - 24.8%
	U.S. Treasury Bills:
18,000,000	4.370% due 4/6/06	17,993,468
7,000,000	4.406% due 4/13/06	6,991,464

	Total U.S. Government Obligations (Cost - $24,984,932)	24,984,932

	Total U.S. Government & Agency Obligations (Cost - $34,973,682)	34,973,682

Repurchase Agreement - 9.3%
9,396,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $9,399,751; (Fully collateralized by U.S. government agency obligation, 4.750% due 3/14/08; Market value - $9,588,824) (Cost - $9,396,000) (a)	9,396,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,369,682)	44,369,682

	TOTAL INVESTMENTS - 144.5% (Cost - $147,519,004#)	145,487,466
	Liabilities in Excess of Other Assets - (44.5)%	(44,821,220)

	TOTAL NET ASSETS - 100.0% $	$100,666,246

(a)	All or a portion of this security is segregated for TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)	Yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
IO	— Interest Only
PAC	— Planned Amortization Cost

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES - 33.2%
Aerospace & Defense - 0.4%
$100,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	$103,500
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	259,375
	Sequa Corp., Senior Notes:
125,000	9.000% due 8/1/09	134,375
75,000	Series B, 8.875% due 4/1/08	78,562

	Total Aerospace & Defense	575,812

Airlines - 0.0%
26,943	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08	25,392

Auto Components - 0.1%
201,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	218,336

Automobiles - 1.0%
650,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	630,172
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	33,750
25,000	8.900% due 1/15/32	19,750
590,000	Notes, 7.450% due 7/16/31	441,025
300,000	Senior Notes, 4.950% due 1/15/08	279,679
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	36,250
250,000	8.375% due 7/15/33	184,375

	Total Automobiles	1,625,001

Building Products - 0.2%
325,000	Associated Materials, Inc., Senior Discount Notes, step bond to yield 10.628% due 3/1/14	188,500
75,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	76,687

	Total Building Products	265,187

Capital Markets - 1.4%
130,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	144,625
350,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	337,614
150,000	Lehman Brothers Holdings E-Capital Trust I, 5.550% due 8/19/65 (a)(b)	150,581
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	964,690
690,000	Morgan Stanley, Notes, 3.625% due 4/1/08	669,117
80,000	Morgan Stanley Bank AG for OAO Gazprom, Notes, 9.625% due 3/1/13 (a)	95,008

	Total Capital Markets	2,361,635

Chemicals - 0.8%
150,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	163,125
209,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	215,270
200,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	220,500
125,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	137,188
150,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	153,187
	Resolution Performance Products LLC:
100,000	Secured Notes, 8.000% due 12/15/09	103,500
125,000	Senior Subordinated Notes, 13.500% due 11/15/10	134,219
	Rhodia SA:
125,000	Senior Notes, 7.625% due 6/1/10	127,500

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Chemicals (continued)
$118,000	Senior Subordinated Notes, 8.875% due 6/1/11	$122,130

	Total Chemicals	1,376,619

Commercial Banks - 1.8%
830,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	897,990
230,000	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/29/49 (a)(b)	240,387
250,000	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 1/29/49 (a)(b)	246,516
810,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	787,348
780,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	749,229

	Total Commercial Banks	2,921,470

Commercial Services & Supplies - 0.7%
	Allied Waste North America Inc., Senior Notes, Series B:
25,000	8.500% due 12/1/08	26,406
150,000	9.250% due 9/1/12	162,563
100,000	7.250% due 3/15/15	102,500
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	161,250
	Cenveo Corp.:
25,000	Senior Notes, 9.625% due 3/15/12	27,031
125,000	Senior Subordinated Notes, 7.875% due 12/1/13	122,813
75,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	74,156
400,000	Waste Management Inc., 6.375% due 11/15/12	415,979

	Total Commercial Services & Supplies	1,092,698

Communications Equipment - 0.2%
375,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	340,312

Computers & Peripherals - 0.2%
150,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	156,562
100,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	106,250

	Total Computers & Peripherals	262,812

Consumer Finance - 0.6%
1,050,000	General Motors Acceptance Corp., Notes, 6.125% due 8/28/07	1,018,753

Containers & Packaging - 0.7%
125,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	138,125
	Graphic Packaging International Corp.:
100,000	Senior Notes, 8.500% due 8/15/11	99,500
50,000	Senior Subordinated Notes, 9.500% due 8/15/13	47,000
274,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	270,232
125,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	132,812
275,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	279,125
25,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	26,438
75,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	58,875
100,000	Tekni-Plex Inc., Senior Secured Notes, 9.750% due 11/15/13 (a)	94,500

	Total Containers & Packaging	1,146,607

Diversified Consumer Services - 0.1%
100,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	104,250

Diversified Financial Services - 4.7%
260,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	251,788
143,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	159,803
170,000	Credit Suisse First Boston USA Inc., 4.875% due 8/15/10	166,143
	Ford Motor Credit Co., Notes:
50,000	6.625% due 6/16/08	47,348
700,000	7.375% due 10/28/09	658,594

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services (continued)
$725,000		7.875% due 6/15/10	$680,253
870,000		General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	839,490
		General Motors Acceptance Corp.:
30,000		Bonds, 8.000% due 11/1/31	28,427
		Notes:
15,000		7.250% due 3/2/11	14,229
650,000		6.875% due 9/15/11	606,520
325,000		6.750% due 12/1/14	293,028
850,000		HSBC Finance Corp., Notes, 4.625% due 1/15/08	841,453
322,557		Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (a)	161,278
		JPMorgan Chase & Co., Subordinated Notes:
700,000		6.625% due 3/15/12	736,743
450,000		5.125% due 9/15/14	433,268
1,707,317		Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.652% due 6/15/15 (a)	1,729,294
100,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	73,500
75,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	77,063

		Total Diversified Financial Services	7,798,222

Diversified Telecommunication Services - 2.0%
450,000		Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	440,421
200,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	211,500
150,000		Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.207% due 2/1/15 (a)	104,625
310,000		Koninklijke KPN NV, Senior Note, 8.000% due 10/1/10	333,062
		Qwest Communications International Inc., Senior Notes:
67,000		7.500% due 2/15/14	69,345
166,000		Series B, 7.500% due 2/15/14	171,810
		Qwest Corp., Debentures:
30,000		7.500% due 6/15/23	30,638
267,000		6.875% due 9/15/33	257,655
675,000		Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	629,190
1,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	88,761
970,000		Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	961,848

		Total Diversified Telecommunication Services	3,298,855

Electric Utilities - 1.7%
250,000		AES Corp., Senior Notes, 8.750% due 6/15/08	261,875
		Edison Mission Energy, Senior Notes:
150,000		7.730% due 6/15/09	154,500
175,000		9.875% due 4/15/11	198,625
450,000		Exelon Corp., Bonds, 5.625% due 6/15/35	409,789
		FirstEnergy Corp., Notes:
240,000		Series B, 6.450% due 11/15/11	248,627
520,000		Series C, 7.375% due 11/15/31	579,357
250,000		Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	267,500
250,000		Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	245,458
		Reliant Energy Inc., Senior Secured Notes:
25,000		9.250% due 7/15/10	25,156
250,000		9.500% due 7/15/13	251,563
160,000		TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	165,385

		Total Electric Utilities	2,807,835

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Electronic Equipment & Instruments - 0.1%
$250,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	$218,750

Energy Equipment & Services - 0.0%
66,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)	67,650

Food & Staples Retailing - 0.1%
150,000	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	138,375

Food Products - 0.3%
75,000	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	81,562
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10	94,750
50,000	8.875% due 3/15/11	49,750
150,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	149,250
112,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	117,040

	Total Food Products	492,352

Health Care Equipment & Supplies - 0.2%
250,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	265,000

Health Care Providers & Services - 1.1%
125,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	132,500
75,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	73,031
75,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	75,750
125,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	132,656
	HCA Inc.:
175,000	6.500% due 2/15/16	171,370
125,000	Notes, 6.375% due 1/15/15	122,284
530,000	Senior Notes, 5.750% due 3/15/14	498,527
150,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	150,750
75,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	75,188
	Tenet Healthcare Corp., Senior Notes:
150,000	7.375% due 2/1/13	137,625
25,000	9.875% due 7/1/14	25,438
50,000	9.500% due 2/1/15 (a)	50,250
100,000	6.875% due 11/15/31	80,375

	Total Health Care Providers & Services	1,725,744

Hotels, Restaurants & Leisure - 1.2%
25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	26,813
75,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	75,750
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	106,250
200,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.766% due 3/15/14	154,000
150,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	147,000
150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	150,375
125,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	120,625
275,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	276,031
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	75,938
75,000	6.875% due 2/15/15	74,906
75,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	75,375
125,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	131,562
75,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	73,781

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
	Six Flags Inc., Senior Notes:
$25,000	9.750% due 4/15/13	$25,313
50,000	9.625% due 6/1/14	50,625
150,000	Station Casinos Inc., Senior Subordinated Notes, 6.625% due 3/15/18 (a)	147,375
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	287,375

	Total Hotels, Restaurants & Leisure	1,999,094

Household Durables - 0.3%
16,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	15,280
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
100,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	110,000
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	105,000
163,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	175,429

	Total Household Durables	405,709

Household Products - 0.0%
24,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	21,000

Independent Power Producers & Energy Traders - 0.9%
25,000	AES Corp., Senior Notes, 7.750% due 3/1/14	26,375
75,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(d)	69,187
100,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (d)	110,000
625,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	606,744
	Dynegy Holdings Inc.:
375,000	Second Priority Senior Secured Notes, 9.875% due 7/15/10 (a)	412,905
25,000	Senior Debentures, 7.125% due 5/15/18	23,000
	NRG Energy Inc., Senior Notes:
50,000	7.250% due 2/1/14	50,938
235,000	7.375% due 2/1/16	240,581

	Total Independent Power Producers & Energy Traders	1,539,730

Industrial Conglomerates - 0.5%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(e)(f)	0
	Tyco International Group SA, Notes:
625,000	6.125% due 11/1/08	633,846
190,000	6.000% due 11/15/13	191,152

	Total Industrial Conglomerates	824,998

IT Services - 0.3%
400,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	420,512
125,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	130,625

	Total IT Services	551,137

Machinery - 0.4%
	Case New Holland Inc., Senior Notes:
25,000	9.250% due 8/1/11	26,813
50,000	7.125% due 3/1/14 (a)	49,625
125,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	137,500
125,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	131,250
	Terex Corp.:
36,000	Senior Subordinated Notes, 7.375% due 1/15/14	37,080
225,000	Senior Subordinated Notes, Series B, 10.375% due 4/1/11	238,500

	Total Machinery	620,768

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Media - 3.7%
$85,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	$88,188
150,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	151,500
131,473	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	135,417
100,000	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	44,500
571,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	477,499
525,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	591,230
310,000	Comcast Corp., 6.500% due 1/15/15	318,146
	CSC Holdings Inc.:
125,000	Debentures, Series B, 8.125% due 8/15/09	129,688
	Senior Notes:
100,000	7.250% due 4/15/12 (a)	98,250
25,000	Series B, 8.125% due 7/15/09	25,969
25,000	Dex Media Inc., Discount Notes, step bond to yield 15.678% due 11/15/13	21,250
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	271,145
179,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	191,977
300,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (a)	296,625
50,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (b)	51,063
75,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	63,375
800,000	Liberty Media Corp., Bonds, 7.875% due 7/15/09	845,814
225,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	244,125
200,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	199,000
675,000	News America, Inc., Notes, 5.300% due 12/15/14	650,415
250,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	278,437
150,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	158,250
25,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,125
575,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	628,200
125,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	128,750

	Total Media	6,116,938

Metals & Mining - 0.1%
125,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	138,438
50,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	54,750
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (d)(e)(f)	0

	Total Metals & Mining	193,188

Multi-Utilities - 0.3%
420,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	416,706

Multiline Retail - 0.1%
75,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	72,000
50,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	53,375

	Total Multiline Retail	125,375

Office Electronics - 0.1%
150,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	156,000

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.4%
$370,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	$413,215
350,000	Anadarko Finance Co., Series B, 7.500% due 5/1/31	408,231
200,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	200,500
430,000	ChevronTexaco Capital Co., 3.500% due 9/17/07 (c)	420,255
179,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	192,872
800,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	907,778
500,000	Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06 (d)(e)(f)	0
600,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	636,863
500,000	El Paso Corp., Medium-Term Notes, 7.375% due 12/15/12	511,250
200,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	216,000
200,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (a)	247,000
75,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	77,250
720,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	826,021
75,000	Massey Energy Co., Senior Notes, 6.625% due 11/15/10	76,688
	Pemex Project Funding Master Trust, Notes:
100,000	5.750% due 12/15/15 (a)	95,875
50,000	6.625% due 6/15/35 (a)	48,363
150,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	154,875
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	202,000
125,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	130,015
	Williams Cos. Inc.:
	Notes:
350,000	7.875% due 9/1/21	378,000
475,000	8.750% due 3/15/32	558,125
50,000	Senior Notes, 7.625% due 7/15/19	53,500
400,000	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	414,349

	Total Oil, Gas & Consumable Fuels	7,169,025

Paper & Forest Products - 0.6%
	Buckeye Technologies Inc., Senior Subordinated Notes:
225,000	9.250% due 9/15/08	226,125
75,000	8.000% due 10/15/10	72,750
720,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	750,446

	Total Paper & Forest Products	1,049,321

Real Estate - 0.2%
	Host Marriott LP, Senior Notes
175,000	7.125% due 11/1/13	178,937
100,000	Series I, 9.500% due 1/15/07	103,250
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	29,063

	Total Real Estate	311,250

Road & Rail - 0.0%
59,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	62,688

Semiconductors & Semiconductor Equipment - 0.1%
	Amkor Technology Inc.:
	Senior Notes:
25,000	9.250% due 2/15/08	25,625
36,000	7.750% due 5/15/13	33,300
150,000	Senior Subordinated Notes, 10.500% due 5/1/09	147,750

	Total Semiconductors & Semiconductor Equipment	206,675

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Specialty Retail - 0.2%
$370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (d)(e)(f)	$0
130,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	142,187
200,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	215,500

	Total Specialty Retail	357,687

Textiles, Apparel & Luxury Goods - 0.2%
	Levi Strauss & Co., Senior Notes:
25,000	9.280% due 4/1/12 (b)	26,000
150,000	9.750% due 1/15/15	158,625
50,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	51,750
250,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	161,250

	Total Textiles, Apparel & Luxury Goods	397,625

Tobacco - 0.4%
620,000	Altria Group Inc., Notes, 7.000% due 11/4/13	667,555

Wireless Telecommunication Services - 0.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	26,312
150,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	153,750
375,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	393,564
	SBA Communications Corp.:
97,000	Senior Discount Notes, step bond to yield 9.742% due 12/15/11	93,120
25,000	Senior Notes, 8.500% due 12/1/12	27,875
525,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	593,902

	Total Wireless Telecommunication Services	1,288,523

	TOTAL CORPORATE BONDS & NOTES (Cost - $56,468,641)	54,628,659

ASSET-BACKED SECURITIES - 10.2%
Diversified Financial Services - 0.0%
493,850	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (d)(e)(f)	0

Home Equity - 7.8%
1,700,000	ACE Securities Corp., Series 2006-SL2, Class A, 4.991% due 1/25/36 (b)(c)	1,700,000
490,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.018% due 11/25/34 (b)	500,360
538,911	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.018% due 8/25/32 (b)(c)	541,805
500,000	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 6.649% due 4/15/33 (b)	503,022
303	Bear Stearns Asset-Backed Securities NIM Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (a)	303
1,104,649	Countrywide Asset Backed Certificates, Series 2005-17, Class-1AF1, 5.018% due 5/25/36 (b)	1,105,297
650,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.068% due 6/25/34 (b)	660,638
1,600,000	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 4.976% due 9/15/31 (b)(c)	1,600,000
920,000	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.038% due 12/25/34 (b)	921,223
427,015	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	436,447
1,600,000	GSAMP Trust, Series 2006-S2, Class A2, 4.921% due 1/25/36 (b)(f)	1,600,021

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Home Equity (continued)
$1,600,000	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 4.990% due 4/25/36 (b)	$1,600,000
145,671	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	144,597
	Novastar Home Equity Loan:
220,000	Series 2003-04, Class M2, 6.443% due 2/25/34 (b)	223,683
490,000	Series 2004-01, Class M4, 5.793% due 6/25/34 (b)	493,587
330,000	Series 2005-02, Class M11, 7.818% due 10/25/35 (b)(c)	289,831
270,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 8.318% due 5/25/34 (b)	262,213
145,345	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 5.918% due 4/25/32 (b)	145,467
	Sail NIM Notes:
9,390	Series 2003-003, Class A, 7.750% due 4/27/33 (a)	8,697
36,410	Series 2004-002A, Class A, 5.500% due 3/27/34 (a)	35,337

	Total Home Equity	12,772,528

Manufactured Housing - 0.4%
626,397	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	647,464

Other - 0.0%
1,088,589	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.060% due 11/1/35 (a)(d)(e)(f)	0

Student Loan - 2.0%
1,600,000	First Horizon ABS Trust, Series 2006-HE1, Class A, 4.981% due 10/25/34 (b)	1,600,000
1,700,000	SACO I Trust, Series 2006-4, Class A1, 5.020% due 3/25/36 (b)	1,700,000

	Total Student Loan	3,300,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $17,840,369)	16,719,992

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.3%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32 (c)	749,853
	Commercial Mortgage Pass-Through Certificates:
761,815	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)	762,483
252,262	Series 2003-FL9, Class E, 5.749% due 11/15/15 (a)(b)	253,193
	Countrywide Alternative Loan Trust:
1,490,624	Series 2005-59, Class 1A1, 5.106% due 11/20/35 (b)(c)	1,499,199
2,009,643	Series 2005-72, Class A1, 4.851% due 1/25/36 (b)(c)	2,011,527
	Downey Savings and Loan Association Mortgage Loan Trust:
1,488,799	Series 2005-AR2, Class 2A1A, 4.986% due 3/19/45 (b)(c)	1,502,864
	Series 2006-AR1:
1,600,000	Class 1A1A, 4.671% due 4/19/36 (b)(c)	1,600,000
1,600,000	Class 1A1B, 4.671% due 4/19/36 (b)(c)	1,600,000
165,785	Federal Home Loan Mortgage Corp. (FHLMC), Series 1103, Class N, IO, 1,156.500% due 6/15/21	3,482
6,917	Federal National Mortgage Association (FNMA), Series 1989-17, Class E, 10.400% due 4/25/19	7,438
16,102,463	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.776% due 5/17/32 (b)	427,024
2,027,663	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 5.126% due 1/19/35 (b)	2,032,581
1,600,000	Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A, 5.040% due 5/25/46	1,600,000
1,005,325	Merit Securities Corp., Series 11PA, Class B2, 6.321% due 9/28/32 (a)(b)	981,427

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.919% due 3/25/36 (b)	$1,704,515
950,432	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 5.702% due 8/25/35 (b)(c)	968,663
988,655	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 4.811% due 12/25/35 (b)	988,605
1,495,444	Washington Mutual Inc., Series 2005-AR19, Class A1A2, 5.108% due 12/25/45 (b)	1,499,981

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,090,352)	20,192,835

SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.1%
306,644	Home Interiors of Gifts Inc. (e)(f)*	82,794
2,998	Mattress Discounters Corp. (e)(f)*	0

	Total Household Durables	82,794

Media - 0.5%
4,846	Liberty Global Inc., Series A Shares*	99,198
4,846	Liberty Global Inc., Series C Shares*	95,708
25,801	NTL Inc.*	751,067

	Total Media	945,973

	TOTAL CONSUMER DISCRETIONARY	1,028,767

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
258	Imperial Sugar Co.	7,861

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
8,621	Continental AFA Dispensing Co. (e)(f)*	47,416

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
2,433	Axiohm Transaction Solutions Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
19,222	American Tower Corp., Class A Shares *	582,811

	TOTAL COMMON STOCKS (Cost - $1,051,229)	1,666,855

ESCROWED SHARES(f) - 0.0%
500,000	Breed Technologies Inc. (e)*	0
375,000	Pillowtex Corp.*	0
211,844	Vlasic Foods International Inc. (e)*	4,237

	TOTAL ESCROWED SHARES (Cost - $0)	4,237

FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 46.0%
FHLMC - 0.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$879	6.000% due 10/1/10	890
137,281	7.000% due 7/1/11-8/1/30	142,524

	TOTAL FHLMC	143,414

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
FNMA - 38.8%
	Federal National Mortgage Association (FNMA):
$19,900,000	5.000% due 4/3/21-4/3/36 (g)	$19,029,836
7,800,000	5.500% due 4/3/21 (g)	7,753,683
33,834	6.500% due 2/1/26-3/1/26	34,695
8,772	8.000% due 2/1/31	9,361
8,500,000	5.000% due 4/3/36 (g)(h)	8,093,598
13,700,000	5.500% due 4/3/36 (g)(h)	13,374,156
15,600,000	6.000% due 4/3/36 (g)(h)	15,580,500

	TOTAL FNMA	63,875,829

GNMA - 7.1%
	Government National Mortgage Association (GNMA):
4,000,000	5.000% due 4/3/36 (g)	3,875,000
7,700,000	6.000% due 4/3/36 (g)	7,789,028

	TOTAL GNMA	11,664,028

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $76,566,658)	75,683,271

SHARES
PREFERRED STOCK(e)(f) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
841	TCR Holdings Corp., Class B Shares, 0.000%	1
462	TCR Holdings Corp., Class C Shares, 0.000%	0
1,218	TCR Holdings Corp., Class D Shares, 0.000%	1
2,521	TCR Holdings Corp., Class E Shares, 0.000%	3

	TOTAL PREFERRED STOCK (Cost - $300)	5

FACE AMOUNT†
SOVEREIGN BONDS - 3.6%
Brazil - 0.5%
	Federative Republic of Brazil, Collective Action Securities:
$246,000	8.000% due 1/15/18	266,418
475,000	8.750% due 2/4/25 (c)	546,250

	Total Brazil	812,668

Colombia - 0.3%
	Republic of Colombia:
50,000	10.000% due 1/23/12	59,275
100,000	10.750% due 1/15/13	124,500
200,000	8.125% due 5/21/24	224,500

	Total Colombia	408,275

Italy - 0.3%
550,000	Region of Lombardy, 5.804% due 10/25/32	571,063

Mexico - 1.4%
875,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	927,452
	United Mexican States:
325,000	8.125% due 12/30/19	382,850
	Medium-Term Notes:
380,000	5.625% due 1/15/17	368,410
	Series A:
368,000	6.375% due 1/16/13	378,304
250,000	5.875% due 1/15/14	248,937

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Mexico (continued)
$53,000	Series XW, 10.375% due 2/17/09	$59,599

	Total Mexico	2,365,552

Panama - 0.1%
241,000	Republic of Panama, 6.700% due 1/26/36	240,759

Peru - 0.2%
	Republic of Peru:
75,000	9.875% due 2/6/15	88,875
50,000	8.750% due 11/21/33	55,813
48,500	FLIRB, 5.000% due 3/7/17 (b)	45,954
138,250	PDI, 5.000% due 3/7/17 (b)	131,683

	Total Peru	322,325

Russia - 0.8%
	Russian Federation:
133,333	8.250% due 3/31/10 (a)	141,083
365,000	11.000% due 7/24/18 (a)	523,775
550,000	5.000% due 3/31/30 (a)	602,766

	Total Russia	1,267,624

	TOTAL SOVEREIGN BONDS (Cost - $5,783,224)	5,988,266

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.2%
U.S. Government Agency - 0.2%
400,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56	394,394

U.S. Government Obligations - 13.0%
	U.S. Treasury Notes:
3,900,000	4.000% due 4/15/10 (c)	3,783,156
3,700,000	3.875% due 5/15/10 (c)	3,569,923
2,000,000	4.125% due 8/15/10 (c)	1,945,548
1,000,000	5.750% due 8/15/10 (c)(i)	1,036,758
4,850,000	5.000% due 2/15/11 (c)	4,890,924
1,270,000	4.250% due 11/15/14 (c)	1,214,239
332,000	4.125% due 5/15/15 (c)	313,831
2,200,000	4.500% due 2/15/16 (c)	2,140,360
1,180,000	4.500% due 2/15/36 (c)	1,107,541
4,000,000	U.S. Treasury STRIPS, zero coupon bond to yield 0.000% due 11/15/27 (c)	1,355,256

	Total U.S. Government Obligations	21,357,536

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $22,316,876)	21,751,930

U.S. TREASURY INFLATION PROTECTED SECURITIES(c) - 3.5%
	U.S. Treasury Bonds, Inflation Indexed:
1,998,340	2.000% due 1/15/16	1,939,093
1,998,340	2.000% due 1/15/26	1,894,365
2,093,620	U.S. Treasury Notes, Inflation Indexed, 0.875% due 4/15/10	1,983,707

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $5,877,056)	5,817,165

Warrants
WARRANTS - 0.0%
250	Brown Jordan International Inc., Expires 8/1/08(a)(e)*	2
803,905	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)*	2
200	Leap Wireless International Inc., Expires 4/15/10(a)(e)(f)*	0

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

WARRANT	SECURITY	VALUE
WARRANTS (continued)
500	Mattress Discounters Co., Expires 7/15/07(a)(e)(f)*	$0
2,521	Pillowtex Corp., Expires 11/24/09(e)(f)*	13
2,000	United Mexican States, Series XW10, Expires 10/10/06*	10,600

	TOTAL WARRANTS (Cost - $25,516)	10,617

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $206,020,221)	202,463,832

FACE AMOUNT
SHORT-TERM INVESTMENTS(c) - 24.9%
Commercial Paper (j) - 24.7%
$2,848,000	Amsterdam Funding Corp., 4.679% due 4/11/06 (a)	2,845,051
4,700,000	Beethoven Funding Corp., 4.700% due 4/11/06 (a)	4,695,112
4,695,000	Curzon Funding LLC, 4.708% due 4/12/06 (a)	4,689,495
2,345,000	Daimlerchrysler North America Holdings Corp., 4.759% due 4/12/06	2,342,221
4,700,000	Eiffel Funding LLC, 4.690% due 4/12/06 (a)	4,694,513
2,345,000	Four Winds Funding Corp., 4.739% due 4/12/06 (a)	2,342,233
4,696,000	Giro Balanced Funding Corp., 4.698% due 4/12/06 (a)	4,690,506
4,695,000	Mica Funding LLC, 4.718% due 4/12/06 (a)	4,689,483
4,695,000	Old Line Funding Corp., 4.708% due 4/11/06 (a)	4,690,107
4,695,000	Ormond Quay Funding LLC, 4.718% due 4/11/06 (a)	4,690,096
319,000	Paradigm Funding LLC, Credit Enhanced by AIG Financial Products Corp., 4.708% due 4/12/06 (a)	318,626

	Total Commercial Paper (Cost - $40,687,443)	40,687,443

Repurchase Agreement - 0.2%
286,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $286,114 (Fully collateralized by U.S. government agency obligation, 5.300% due 2/22/11 Market value - $293,978) (Cost - $286,000)	286,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,973,443)	40,973,443

	TOTAL INVESTMENTS - 147.9% (Cost - $246,993,664#)	243,437,275
	Liabilities in Excess of Other Assets - (47.9)%	(78,803,758)

	TOTAL NET ASSETS - 100.0%	$164,633,517

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(c)	All or a portion of this security is segregated for open futures contracts, to-be-announced (“TBA’s”) and mortgage dollar rolls.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AIG	— American International Guaranty
FLIRB	— Front-Loaded Interest Reduction Bonds
IO	— Interest Only
MXN	— Mexican Peso
NIM	— Net Interest Margin
PDI	— Past Due Interest
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) (together the “Funds”) are separate investment funds of the Salomon Brothers Series Funds Inc. (the “Company”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company incorporated in the state of Maryland. The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc., Salomon Brothers Investors Value Fund and Salomon Brothers Capital Fund Inc.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The High Yield Bond Fund and Strategic Bond Fund invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Other Risks. Consistent with their objective, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
High Yield Bond Fund	$56,178,423	$(49,212,430)	$6,965,993
Short/Intermediate Government Fund	120,364	(2,151,902)	(2,031,538)
Strategic Bond Fund	2,479,388	(6,035,777)	(3,556,389)

At March 31, 2006, the Strategic Bond Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 5 Year Notes	69	6/06	$7,241,033	$7,206,188	$(34,845)

At March 31, 2006, Short/Intermediate U.S. Government Fund and High Yield Bond Fund did not have any open futures contracts.

At March 31, 2006, High Yield Bond Fund had loaned securities having a market value of $1,116,927 and received cash collateral amounting to $1,147,953, which were invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding for Salomon Brothers Short/Intermediate U.S. Government Fund and Strategic Bond Fund during the period ended March 31, 2006 was approximately $51,725,758 and $68,118,955, respectively.

At March 31, 2006, Short/Intermediate U.S. Government Fund and Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $40,104,414 and $76,384,606, respectively. Counterparties with mortgage dollar rolls in excess of 10% of total net assets at March 31, 2006 for Short/intermediate U.S. Government included Bear Stearns & Co., Inc. ($23,856,361) and First Clearing LLC ($13,020,444) and for Strategic Bond included Bear Stearns & Co., Inc. ($24,450,633) and Lehman Brothers Inc. ($37,342,705).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
Chief Executive Officer

Date: May 26, 2006

By	/S/ FRANCES M. GUGGINO
Chief Financial Officer

Date: May 26, 2006